Allowance for Loan Losses - Company's Analysis of Past Due Held-for-Investment Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 7,961	$ 23,643
Current	1,540,548	1,486,501
Total Financing Receivables	1,548,509	1,510,144	$ 2,137,704
Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	230,681	242,494	478,734
CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	228,191	278,651	468,442
CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	625,700	461,631	576,084
Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	68,070	70,156	64,306
Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	130,401	156,926	188,478
Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	12,383	17,239	25,279
Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	249,975	276,993	305,552
Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	3,108	6,054	30,829
30-59 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	4,406	15,166
60-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,693	2,069
90 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,862	6,411
Commercial Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Financing Receivables	1,152,643	1,052,932	1,587,567
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	230	4,468	15,327
Current	230,451	238,026	463,407
Total Financing Receivables	230,681	242,494	478,734
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,393	3,029	14,519
Current	226,798	275,622	453,923
Total Financing Receivables	228,191	278,651	468,442
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,952	6,630
Current	625,700	458,679	569,454
Total Financing Receivables	625,700	461,631	576,084
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		140	2,512
Current	68,070	70,016	61,794
Total Financing Receivables	68,070	70,156	64,306
Commercial Loans [Member] | 30-59 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1	4,212	9,149
Commercial Loans [Member] | 30-59 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	736	1,685	4,901
Commercial Loans [Member] | 30-59 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,786	899
Commercial Loans [Member] | 60-89 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1	105	2,726
Commercial Loans [Member] | 60-89 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	35	23	5,865
Commercial Loans [Member] | 60-89 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		166	4,661
Commercial Loans [Member] | 90 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	228	151	3,452
Commercial Loans [Member] | 90 Days Past Due [Member] | CRE Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	622	1,321	3,753
Commercial Loans [Member] | 90 Days Past Due [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			1,070
Commercial Loans [Member] | 90 Days Past Due [Member] | Land and Development [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		140	2,512
Consumer Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			64,588
Current			2,073,116
Total Financing Receivables			2,137,704
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	167	3,700	6,811
Current	130,234	153,226	181,667
Total Financing Receivables	130,401	156,926	188,478
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	14	589	2,080
Current	12,369	16,650	23,199
Total Financing Receivables	12,383	17,239	25,279
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	6,038	8,572	15,789
Current	243,937	268,421	289,763
Total Financing Receivables	249,975	276,993	305,552
Consumer Loans [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	119	193	920
Current	2,989	5,861	29,909
Total Financing Receivables	3,108	6,054	30,829
Consumer Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			32,127
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	136	2,001	3,030
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	14	254	1,032
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	3,504	4,183	12,776
Consumer Loans [Member] | 30-59 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	15	45	340
Consumer Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			17,061
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	31	903	1,457
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		188	223
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	1,623	670	1,927
Consumer Loans [Member] | 60-89 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	3	12	202
Consumer Loans [Member] | 90 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due			15,400
Consumer Loans [Member] | 90 Days Past Due [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		796	2,324
Consumer Loans [Member] | 90 Days Past Due [Member] | Home Equity Term Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		147	825
Consumer Loans [Member] | 90 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	911	3,719	1,086
Consumer Loans [Member] | 90 Days Past Due [Member] | Other [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due	$ 101	$ 136	$ 378